Consolidated Balance Sheets (USD $) In Thousands	Jul. 31, 2011	Apr. 30, 2011	Apr. 30, 2010
Current Assets
Cash and cash equivalents	$ 102,475	$ 319,845	$ 283,570
Trade receivables, less allowance for doubtful accounts	350,293	344,410	238,867
Inventories:
Finished products	753,054	518,243	413,269
Raw materials	460,767	345,336	241,670
Total Inventories	1,213,821	863,579	654,939
Other current assets	73,183	109,165	46,254
Total Current Assets	1,739,772	1,636,999	1,223,630
Property, Plant, and Equipment
Land and land improvements	87,005	77,074	62,982
Buildings and fixtures	369,854	347,950	308,358
Machinery and equipment	1,064,316	1,022,670	997,374
Construction in progress	103,805	76,778	31,426
Property, Plant, and Equipment, Gross	1,624,980	1,524,472	1,400,140
Accumulated depreciation	(699,293)	(656,590)	(541,827)
Total Property, Plant, and Equipment	925,687	867,882	858,313
Other Noncurrent Assets
Goodwill	2,903,713	2,812,746	2,807,730
Other intangible assets, net	3,132,761	2,940,010	3,026,515
Other noncurrent assets	80,090	66,948	58,665
Total Other Noncurrent Assets	6,116,564	5,819,704	5,892,910
Total assets	8,782,023	8,324,585	7,974,853
Current Liabilities
Accounts payable	288,082	234,916	179,509
Accrued compensation		62,313	60,080
Accrued trade marketing and merchandising	81,362	62,588	52,536
Income taxes payable	38,375	7,706	75,977
Revolving credit agreement	306,700	0
Dividends payable		50,236	47,648
Current portion of long-term debt		0	10,000
Other current liabilities	160,715	64,917	53,147
Total Current Liabilities	875,234	482,676	478,897
Noncurrent Liabilities
Long-term debt	1,318,489	1,304,039	900,000
Defined benefit pensions		98,722	86,968
Postretirement benefits other than pensions		59,789	45,592
Deferred income taxes	1,038,319	1,042,823	1,101,506
Other noncurrent liabilities	201,727	44,173	35,570
Total Noncurrent Liabilities	2,558,535	2,549,546	2,169,636
Shareholders' Equity
Serial preferred shares - no par value: Authorized - 3,000,000 shares; outstanding - none		0	0
Common shares - no par value: Authorized - 150,000,000 shares; outstanding - 114,172,122 in 2011 and 119,119,152 in 2010 (net of 14,432,043 and 9,485,013 treasury shares, respectively), at stated value	28,596	28,543	29,780
Additional capital	4,406,824	4,396,592	4,575,127
Retained income	922,944	866,933	746,063
Amount due from ESOP Trust	(2,572)	(3,334)	(4,069)
Accumulated other comprehensive income (loss)	(7,538)	3,629	(20,581)
Total Shareholders' Equity	5,348,254	5,292,363	5,326,320
Total Liabilities and Shareholders' Equity	$ 8,782,023	$ 8,324,585	$ 7,974,853